Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2020	Mar. 31, 2020
Non-current assets
Goodwill	€ 31,251	€ 31,271
Other intangible assets	20,996	22,252
Plant, property and equipment	38,059	39,197
Investments in associates and joint ventures	5,428	5,831
Other investments	899	792
Deferred tax assets	23,990	23,606
Post employment benefits	198	590
Trade and other receivables	6,574	10,378
Total non-current assets	127,395	133,917
Current assets
Inventory	606	585
Taxation recoverable	300	275
Trade and other receivables	10,457	11,411
Other investments	9,180	7,089
Cash and cash equivalents	6,612	13,284
Total current assets	27,155	32,644
Assets held for sale	2,312	1,607
Total assets	156,862	168,168
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	152,694	152,629
Treasury shares	(7,720)	(7,802)
Accumulated losses	(120,331)	(120,349)
Accumulated other comprehensive income	28,916	32,135
Total attributable to owners of the parent	58,356	61,410
Non-controlling interests	1,224	1,215
Total equity	59,580	62,625
Non-current liabilities
Long-term borrowings	61,292	62,892
Deferred tax liabilities	1,986	2,043
Post employment benefits	427	438
Provisions	1,550	1,474
Trade and other payables	5,734	5,189
Total non-current liabilities	70,989	72,036
Current liabilities
Short-term borrowings	7,530	11,826
Financial liabilities under put option arrangements	1,886	1,850
Taxation liabilities	578	671
Provisions	951	1,024
Trade and other payables	14,380	17,085
Total current liabilities	25,325	32,456
Liabilities held for sale	968	1,051
Total equity and liabilities	€ 156,862	€ 168,168